Annual Total Returns [BarChart] - First Trust Cloud Computing ETF - First Trust Cloud Computing ETF	Feb. 01, 2021
Bar Chart Table:
2012	15.53%
2013	33.35%
2014	7.42%
2015	5.89%
2016	15.42%
2017	33.39%
2018	6.23%
2019	25.78%
2020	57.84%